Equity (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Equity (Textual)
Excercise price	$ 1,230,000
Non-vested options	26,200
Recognized compensation expense	$ 69,177	$ 166,210
Unrecognized share-based compensation expense	$ 16,577